Form N-1A Supplement	Oct. 31, 2025
Mast Multialternative Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Mast Multialternative Strategy Fund

Class A Shares (CSQAX)

Class I Shares (CSQIX)

A series of Investment Managers Series Trust III (the “Trust”)

Supplement dated November 12, 2026, to the currently effective Prospectus and
Statement of Additional Information (“SAI”) dated February 28, 2026, as supplemented.

Manteio Scalable Technologies LLC (the “Advisor”), the investment advisor of the Mast Multialternative Strategy Fund (the “Fund”), currently receives an annual contractual management fee of 0.90% of the Fund’s average daily net assets. Effective as of August 21, 2026 (the “Effective Date”), the Advisor has contractually agreed to reduce the Fund’s management fee in an amount equal to the management fees paid to it by any series of the Trust advised by the Advisor that are attributable to the Fund’s investment in such underlying fund, through February 28, 2027. In addition, as of the Effective Date, the Advisor has voluntarily agreed to waive the management fee it receives from the Fund by 0.05%, from 0.90% to 0.85% of the Fund’s average daily net assets, through October 31, 2027. Accordingly, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Purchase of Shares” on page 39 of the Prospectus and under “Waivers and Discounts Available from Intermediaries and Conversion Policies” on page 58 the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[3]	0.25%	0.25%
Total Annual Fund Operating Expenses	1.40%	1.15%
Fees Waived and/or Expenses Reimbursed[4]	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses[3,4]	1.10%	0.85%

[1]	The expense information in the table has been restated to reflect the current management fees, effective August 21, 2026. The Fund’s advisor has contractually agreed, through February 28, 2027, to reduce the Fund’s management fees in an amount equal to the management fees paid to it by any series of the Trust advised by the Fund’s advisor (an “underlying affiliated fund”) that are attributable to the Fund’s investment in such underlying affiliated fund. To the extent an underlying affiliated fund is subject to a “unitary” management fee, such reduction will equal the amount of the underlying affiliated fund’s management fee after the advisor’s payment of all non-management fees from the unitary management fee.

[2]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.

[3]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. “Other expenses” include expenses of both the Fund and the wholly-owned subsidiary.

[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of Class A shares and Class I shares, respectively, of the Fund. This agreement is in effect through February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

The table and footnote in the second paragraph under the “Investment Advisor” heading on page 36 of the Prospectus are deleted in their entirety and replaced with the following:

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
Mast Multialternative Strategy Fund	0.90%[1]

[1]	Prior to August 21, 2026, the Mast Multialternative Strategy Fund paid the Advisor an annual advisory fee of 1.04% of the Fund’s average daily net assets. The Advisor has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.05%, to 0.85% of the Fund’s average daily net assets, through October 31, 2027. The Advisor will not seek recoupment of the voluntary advisory fees waived.

The third paragraph under the “Fund Expenses” heading on page 37 of the Prospectus is deleted in its entirety and replaced with the following:

This agreement is effective through February 28, 2027, with respect to the Fund and it may only be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Advisor has contractually agreed, through February 28, 2027, to reduce the Fund’s management fees in an amount equal to the management fees paid to it by any series of the Trust advised by the Advisor (an “underlying affiliated fund”) that are attributable to the Fund’s investment in such underlying affiliated fund.  To the extent an underlying affiliated fund is subject to a “unitary” management fee, such reduction will equal the amount of the underlying affiliated fund’s management fee after the Advisor’s payment of all non-management fees from the unitary management fee.

The third paragraph under the “Fund Expenses” heading on page B-43 of the SAI is deleted in its entirety and replaced with the following:

The Advisor has voluntarily agreed to waive its advisory fee for the Fund by 0.05%, to 0.85% of the Fund’s average daily net assets, through October 31, 2027. The Advisor will not seek recoupment of the voluntary advisory fees waived.

Please file this Supplement with your records.